Income Taxes (Details Narrative) - USD ($)													3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 12, 2023	Aug. 30, 2023	Aug. 29, 2023	Jun. 16, 2023	Jan. 30, 2023	Jan. 20, 2023	Jan. 18, 2023	Jan. 09, 2023	Jan. 06, 2023	Jan. 05, 2023	Jul. 31, 2022	Aug. 21, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Oct. 05, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2023	Mar. 12, 2023	Jan. 31, 2023	Dec. 31, 2017
Income tax expense benefit															$ 8,000	$ 13,000			$ 11,000	$ 11,000
Effective income tax rate
Change in valuation allowance																			$ 6,100,000	$ 2,800,000
Federal Income tax provision or benefit															0	0
State Income tax provision or benefit															$ 0	$ 0
Federal tax credits expiration																			between 2040 and 2042
Uncertain tax benefits																			$ 1,200,000	$ 1,100,000
Interest rate																		3.10%	10.00%	3.10%
Common stock, par value													$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Principal amount													$ 8,515,000		$ 8,515,000			$ 4,403,000	$ 5,265,000	$ 4,403,000
Debt adjustment provisions
Issuance of common stock, net of issuance costs, shares															425,001	263,646			120,000,000	35,000
Issuance of common stock, net of issuance costs															$ 272,000					$ 35,000
Accrued interest																		$ 522,000		$ 522,000
Warrants													4,050,000		4,050,000			4,050,000	4,050,000	4,050,000
Debt description											financing of $15 million or more.
Share price fair value																			$ 3.86
Cash deposits													$ 1,918,000		$ 1,918,000			$ 2,137,000	$ 372,000	$ 2,137,000
Series B Preferred Stock [Member]
Issuance of common stock, net of issuance costs, shares				1,000,000
Sale price per share				$ 25.00
Issuance of common stock, net of issuance costs				$ 25,000,000.0
Subsequent Event [Member]
Escalation shares allocation description	As an additional consideration, each Calidi stockholder is entitled to earn, on a pro rata basis, up to 18,000,000 Escalation Shares. During the Escalation Period, Calidi Stockholders may be entitled to receive up to 18,000,000 Escalation Shares with incremental releases of 4,500,000 shares upon the achievement of each share price hurdle if the trading price of New Calidi Common Stock is $12.00, $14.00, $16.00 and $18.00, respectively, for a period of any 20 days within any 30-consecutive-day trading period.
Non-redeeming continuation shares								2,000,000
Stock options repricing							3,500,000
Options exercise price							$ 3.86
Share price fair value							$ 2.96
Subsequent Event [Member] | Silicon Valley Bank [Member]
Cash deposits																						$ 150,000
Restricted cash																						100,000
Collateral money market																						$ 118,000
Subsequent Event [Member] | Mr. Camaisa [Member]
Deferred compensation																					$ 700,000
Warrants																					469,719
Subsequent Event [Member] | Mr. Leftwich [Member]
Interest rate																					24.00%
Deferred compensation																					$ 500,000
Subsequent Event [Member] | Mr. Camaisa and Mr. Leftwich [Member]
Deferred compensation																					$ 1,800,000
Subsequent Event [Member] | Securityholders of Calidi [Member]
Aggregate consideration paid								$ 250,000,000
Subsequent Event [Member] | FLAG Class A Common Stock [Member]
Common stock, par value								$ 0.0001
Subsequent Event [Member] | FLAG Class A Common Stock [Member] | Greater than or Equal to $12.00 [Member]
Escalation shares allocation description								greater than or equal to $12.00, each former Calidi Stockholder will be entitled to receive its pro rata share of 4.5 million shares of FLAG Class A Common Stock
Subsequent Event [Member] | FLAG Class A Common Stock [Member] | Greater Than Or Equal To 14. 00 [Member]
Escalation shares allocation description								greater than or equal to $14.00, each former Calidi Stockholder will be entitled to receive its pro rata share of 4.5 million shares of FLAG Class A Common Stock;
Subsequent Event [Member] | FLAG Class A Common Stock [Member] | Greater Than Or Equal To 16. 00 [Member]
Escalation shares allocation description								greater than or equal to $16.00, each former Calidi Stockholder will be entitled to receive its pro rata share of 4.5 million shares of FLAG Class A Common Stock;
Subsequent Event [Member] | FLAG Class A Common Stock [Member] | Greater Than Or Equal To 18. 00 [Member]
Escalation shares allocation description								greater than or equal to $18.00, each former Calidi Stockholder will be entitled to receive its pro rata share of 4.5 million shares of FLAG Class A Common Stock
Subsequent Event [Member] | New Calidi Common Stock [Member]
Common stock, par value	$ 0.0001
Issuance of common stock, net of issuance costs, shares	27,375,600
Subsequent Event [Member] | New Calidi Common Stock [Member] | Calidi Security Holders [Member]
Common stock, par value	76.00%
Subsequent Event [Member] | Merger Agreement [Member] | Calidi Security Holders [Member]
Principal amount	$ 250,000,000
Debt adjustment provisions	23,756,000
Subsequent Event [Member] | Forward Purchase Agreements [Member] | Common Class A [Member]
Common stock, par value			$ 0.0001
Number of purchase of shares			1,000,000
Subsequent Event [Member] | Forward Purchase Agreement [Member]
Sale of shares			1,000,000
Sale price per share			$ 10.00
Sale value			$ 10.0
Derivative ssset			$ 5,400,000
Subsequent Event [Member] | Forward Purchase Agreement [Member] | Minimum [Member]
Sale price per share			$ 2.00
Subsequent Event [Member] | New Money PIPE Subscription Agreement [Member] | Common Class A [Member]
Number of purchase of shares		132,817
Gross proceeds from purchase of shares		$ 240,000
Subsequent Event [Member] | Non-Redemption Agreement [Member] | Common Class A [Member]
Number of purchase of shares		335,238
Gross proceeds from purchase of shares		$ 1,760,000
Number of incentive shares		200,000
Subsequent Event [Member] | Common Stock Purchase Agreement [Member] | Common Stock Investor [Member]
Commitment value		$ 50
Subsequent Event [Member] | SAFE Agreements [Member]
Proceeds from loans																	$ 1,850,000
Subsequent Event [Member] | First Light Acquisition Group, Inc. (FLAG) [Member]
Gross proceeds from purchase of shares		2,687,351
Redemption payments		28,200,000
Remaining redemption value		15,000,000.0
Subsequent Event [Member] | First Light Acquisition Group, Inc. (FLAG) [Member] | Non-redeeming Shareholders [Member]
Remaining redemption value		700,000
Subsequent Event [Member] | First Light Acquisition Group, Inc. (FLAG) [Member] | Forward Purchase Agreement [Member]
Remaining redemption value		12,500,000
Subsequent Event [Member] | First Light Acquisition Group, Inc. (FLAG) [Member] | Non-Redemption Agreement [Member]
Remaining redemption value		1,800,000
Subsequent Event [Member] | First Light Acquisition Group, Inc. (FLAG) [Member] | Common Stock Purchase Agreement [Member]
Issuance of common stock, net of issuance costs		50,000,000
Subsequent Event [Member] | First Light Acquisition Group, Inc. (FLAG) [Member] | Common Stock Purchase Agreement [Member] | Common Class A [Member]
Issuance of common stock, net of issuance costs		1,375,000
Subsequent Event [Member] | 2020 Term Note [Member]
Principal amount	450,000
Accrued interest	$ 50,000
Subsequent Event [Member] | 2021 Term Note [Member]
Interest rate	24.00%
Principal amount	$ 500,000
Subsequent Event [Member] | 2022 Term Note and 2023 Term Note [Member]
Principal amount	4,800,000
Subsequent Event [Member] | 2022 Term Note and 2023 Term Note [Member] | At the Closing [Member]
Principal amount	$ 2,000,000.0
Share price	$ 5.25
Subsequent Event [Member] | 2022 Term Note and 2023 Term Note [Member] | Post-closing [Member]
Principal amount	$ 1,550,000
Subsequent Event [Member] | 2022 Term Note and 2023 Term Note [Member] | After the Closing [Member]
Principal amount	$ 600,000
Subsequent Event [Member] | 2022 Term Note and 2023 Term Note [Member] | Maturity in May 2024 [Member]
Interest rate	24.00%
Principal amount	$ 600,000
Share price	$ 0.0150
Warrants to purchase shares	5,000,000,000
Class of warrant or right, exercise price of warrants or rights	$ 0.1150
Subsequent Event [Member] | 2023 Term Loans [Member]
Proceeds from loans																	2,350,000
Gross proceeds from loans																	$ 20
Debt description																	The 2023 Term Loans bear simple interest of 24% per annum, of which 14% is payable in cash at maturity and the remaining 10% of the principal amount invested is paid in shares of Calidi common stock, valued at $2.96 per share, due within 30 days of the funding of the 2023 Term Loans.
Domestic Tax Authority [Member]
Operating loss carryforwards																			37,000,000.0
Research and development credit carryforward																			400,000
State and Local Jurisdiction [Member]
Operating loss carryforwards																			42,100,000					$ 29,000,000.0
Research and development credit carryforward																			500,000
First Light Acquisition Group Inc [Member]
Income tax expense benefit													$ 77,949		$ 143,424				$ 346,987
Effective income tax rate													2.30%		1.91%			0.00%	8.95%
Change in valuation allowance																		$ 457,378	$ 1,129,978
Proceeds from related party debt															$ 722,500			188,804	1,257,500
Cash deposits													$ 669,867		$ 669,867			$ 1,062,653	$ 93,892	$ 1,062,653
First Light Acquisition Group Inc [Member] | Common Class B [Member]
Common stock, par value													$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
First Light Acquisition Group Inc [Member] | Common Class A [Member]
Common stock, par value													$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Issuance of common stock, net of issuance costs, shares												5,000,000
Issuance of common stock, net of issuance costs												$ 50,000,000
Share price												$ 10.00
Class of warrant or right, exercise price of warrants or rights												$ 11.50
First Light Acquisition Group Inc [Member] | Promissory Note [Member]
Principal amount													$ 1,490,000		$ 1,490,000				$ 905,000				$ 1,490,000
First Light Acquisition Group Inc [Member] | Subsequent Event [Member] | Calidi Biotherapeutics [Member] | Amount In Trust Account [Member]
Proceeds from merger related acquisition gross								$ 42,000,000
First Light Acquisition Group Inc [Member] | Subsequent Event [Member] | Calidi Biotherapeutics [Member] | Pipe Financing [Member]
Proceeds from merger related acquisition gross								40,000,000
First Light Acquisition Group Inc [Member] | Subsequent Event [Member] | Calidi Biotherapeutics [Member] | Merger Agreement [Member]
Proceeds from merger related acquisition gross								$ 82,000,000
First Light Acquisition Group Inc [Member] | Subsequent Event [Member] | Promissory Note [Member]
Proceeds from related party debt					$ 50,000	$ 35,000			$ 37,500	$ 100,000
Interest rate						50.00%				50.00%
First Light Acquisition Group Inc [Member] | Domestic Tax Authority [Member]
Operating loss carryforwards																		$ 152,852	0	$ 152,852
First Light Acquisition Group Inc [Member] | State and Local Jurisdiction [Member]
Operating loss carryforwards																		$ 152,852	$ 0	$ 152,852
JIG Tranche 2 [Member] | Subsequent Event [Member] | Series B Preferred Stock [Member]
Number of purchase of shares	300,001
Net of fees and commissions	$ 7,400,000
JIG Tranche 2 [Member] | Subsequent Event [Member] | Common Class B [Member]
Number of shares received	133,981
Calidi Cure [Member] | Subsequent Event [Member] | Series B Preferred Stock [Member]
Number of purchase of shares	500,000
Net of fees and commissions	$ 12,100,000
Calidi Cure [Member] | Subsequent Event [Member] | Common Class B [Member]
Number of shares received	125,000
Calidi Cure [Member] | Subsequent Event [Member] | New Money PIPE Subscription Agreement [Member] | Series B Preferred Stock [Member]
Gross proceeds from purchase of shares		360,000
Calidi Cure [Member] | Subsequent Event [Member] | Non-Redemption Agreement [Member] | Series B Preferred Stock [Member]
Gross proceeds from purchase of shares		$ 2,640,000